UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.65%
Financial	20.26
Industrial	14.96
Consumer, Cyclical	14.83
Technology	6.70
Basic Materials	6.08
Communications	5.41
Energy	4.83
Utilities	2.24
Diversified	0.03
Short Term Investments	0.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,108.75	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Investor Class
Actual	$1,000.00	$1,107.39	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares and 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.88%
5,719	Air Liquide SA	$ 1,025,620
1,827	Akzo Nobel NV	149,363
22,975	Anglo American PLC	654,034
4,133	Antofagasta PLC	76,833
5,272	ArcelorMittal SA	143,842
4,234	Arkema SA	399,252
14,000	Asahi Kasei Corp	94,795
9,760	BASF SE	474,173
72,713	BHP Group Ltd	2,185,900
62,260	BlueScope Steel Ltd	856,875
2,988	Boliden AB	86,587
1,709	Brenntag SE	133,333
1,194	Chr Hansen Holding A/S	83,005
2,564	Clariant AG	37,092
4,016	Covestro AG(a)(b)	208,964
1,496	Croda International PLC	106,903
21,948	DSM-Firmenich AG	2,361,921
74	EMS-Chemie Holding AG(b)	56,078
2,140	Endeavour Mining PLC	51,366
7,106	Evonik Industries AG	135,404
18,491	Fortescue Metals Group Ltd	274,383
101	Givaudan SA	335,011
116,542	Glencore PLC	660,707
1,131	Holmen AB Class B	40,649
56,392	ICL Group Ltd	309,524
7,695	IGO Ltd	78,541
5,600	JFE Holdings Inc	80,061
2,077	Johnson Matthey PLC	46,096
15,200	Kaneka Corp	426,000
33,500	Kingboard Holdings Ltd	91,628
38,200	Kuraray Co Ltd	371,907
1,890	Mineral Resources Ltd	90,518
74,900	Mitsubishi Chemical Group Corp	450,496
8,100	Mitsubishi Gas Chemical Co Inc	117,995
14,800	Mitsui Chemicals Inc	436,241
5,548	Mondi PLC	84,608
9,632	Newcrest Mining Ltd	171,820
10,300	Nippon Paint Holdings Co Ltd	85,243
2,100	Nippon Sanso Holdings Corp	45,624
11,000	Nippon Soda Co Ltd	395,981
9,000	Nippon Steel Corp	188,364
1,300	Nissan Chemical Corp	56,056
1,700	Nitto Denko Corp	126,184
14,719	Norsk Hydro ASA	87,744
12,256	Northern Star Resources Ltd	99,848
2,180	Novozymes A/S Class B	101,717
1,299	OCI NV	31,201
10,300	Oji Holdings Corp	38,512
29,556	Pilbara Minerals Ltd	97,141
15,454	Rio Tinto Ltd	1,183,465
12,292	Rio Tinto PLC	781,076
19,800	Shin-Etsu Chemical Co Ltd	661,675
2,786	Smurfit Kappa Group PLC	92,983
5,525	Solvay SA	617,807
106,335	South32 Ltd	267,709
16,100	Sumitomo Chemical Co Ltd	48,935
Shares		Fair Value
Basic Materials — (continued)
2,800	Sumitomo Metal Mining Co Ltd	$ 90,390
1,461	Symrise AG	153,190
20,500	Tokuyama Corp	338,345
40,400	Tokyo Steel Manufacturing Co Ltd	382,335
15,700	Toray Industries Inc	87,534
3,100	Tosoh Corp	36,667
5,600	UBE Corp	96,277
2,306	Umicore SA	64,474
5,731	UPM-Kymmene OYJ	170,766
1,343	voestalpine AG	48,263
179	Wacker Chemie AG	24,590
9,300	Yamato Kogyo Co Ltd	397,389
9,360	Yara International ASA	330,707
		20,615,717
Communications — 5.23%
3,097	Adevinta ASA(b)	20,351
266,600	Airtel Africa PLC(a)	364,654
9,870	Auto Trader Group PLC(a)	76,611
227,500	Bezeq The Israeli Telecommunication Corp Ltd	277,944
9,201	Bollore SE(b)	57,380
311,000	BT Group PLC	483,761
5,100	CyberAgent Inc	37,282
1,941	Delivery Hero SE(a)(b)	85,637
2,300	Dentsu Group Inc	75,640
47,491	Deutsche Telekom AG	1,036,186
1,565	Elisa OYJ(b)	83,547
20,869	Grab Holdings Ltd Class A(b)	71,581
2,800	Hakuhodo DY Holdings Inc	29,556
200	Hikari Tsushin Inc	28,706
43,000	HKT Trust & HKT Ltd	50,068
15,330	Informa PLC	141,506
4,700	IPSOS	261,524
2,481	Just Eat Takeaway.com NV(a)(b)	38,030
32,100	KDDI Corp	991,348
34,231	Koninklijke KPN NV	122,204
4,800	M3 Inc	104,662
1,600	MercadoLibre Inc(b)	1,895,360
26,100	Metropole Television SA	369,732
3,100	MonotaRO Co Ltd	39,588
675	Nice Ltd(b)	138,927
9,000	Nice Ltd Sponsored ADR(b)	1,858,500
555,000	Nippon Telegraph & Telephone Corp	656,735
47,400	Nippon Television Holdings Inc	451,538
147,828	Nokia OYJ	619,380
114,000	NOS SGPS SA	405,037
34,359	Orange SA	401,536
7,029	Pearson PLC	73,673
8,752	Prosus NV	640,947
2,540	Publicis Groupe SA	203,851
17,000	Rakuten Group Inc	59,237
19,800	Reach PLC	16,735
859	Scout24 SE(a)	54,431
3,908	Sea Ltd ADR(b)	226,820
3,590	SEEK Ltd	52,445

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Communications — (continued)
24,000	Shopify Inc Class A(b)	$ 1,550,400
89,300	Singapore Telecommunications Ltd	165,399
31,300	SoftBank Corp	334,450
11,200	SoftBank Group Corp	528,188
21,329	Spark New Zealand Ltd	66,745
280	Swisscom AG	174,759
6,132	Tele2 AB Class B	50,713
118,897	Telecom Italia SpA(b)	33,521
76,161	Telefonaktiebolaget LM Ericsson Class B	413,805
9,266	Telefonica Deutschland Holding AG	26,079
117,869	Telefonica SA	478,545
7,834	Telenor ASA	79,433
32,700	Television Francaise 1	224,644
25,360	Telia Co AB	55,636
44,880	Telstra Group Ltd	128,747
1,400	Trend Micro Inc	67,769
29,500	United Internet AG	415,375
7,595	Vivendi SE	69,726
250,514	Vodafone Group PLC	236,160
633	Wix.com Ltd(b)	49,526
2,811	Wolters Kluwer NV	356,923
11,932	WPP PLC	125,039
30,400	Z Holdings Corp	73,267
1,200	ZOZO Inc	24,894
		18,332,393
Consumer, Cyclical — 13.84%
2,044	Accor SA	76,060
1,770	adidas AG	343,608
1,700	Aisin Corp	52,498
1,900	ANA Holdings Inc(b)	45,259
6,445	Aristocrat Leisure Ltd	166,751
6,600	Bandai Namco Holdings Inc	152,838
43,690	Barratt Developments PLC	229,567
14,616	Bayerische Motoren Werke AG	1,797,876
14,500	Bellway PLC	366,449
1,132	Berkeley Group Holdings PLC	56,430
31,200	Betsson AB Class B	332,256
9,800	Bilia AB Class A	102,256
6,300	Bridgestone Corp	258,815
3,813	Bunzl PLC	145,258
4,024	Burberry Group PLC	108,531
5,700	Cie Financiere Richemont SA	968,248
18,562	Cie Generale des Etablissements Michelin SCA	549,090
6,100	City Developments Ltd	30,427
19,053	Compass Group PLC	533,303
1,242	Continental AG	93,834
30,000	CTS Eventim AG & Co KGaA	1,897,388
19,362	Daimler Truck Holding AG	697,850
6,600	Daiwa House Industry Co Ltd	174,385
8,100	Daiwabo Holdings Co Ltd	156,853
24,300	DCM Holdings Co Ltd	205,923
4,800	Denso Corp	323,770
Shares		Fair Value
Consumer, Cyclical — (continued)
6,699	Deutsche Lufthansa AG(b)	$ 68,689
226	D'ieteren Group	39,999
1,087	Dufry AG(b)	49,580
3,400	Eizo Corp	112,058
6,756	Entain PLC	109,200
52,300	Europris ASA(a)	348,735
2,006	Evolution AB(a)	254,208
1,900	Fast Retailing Co Ltd	487,302
1,377	Ferrari NV	450,208
1,927	Flutter Entertainment PLC(b)	387,831
24,000	Galaxy Entertainment Group Ltd(b)	152,897
62,591	Genting Singapore Ltd	43,643
1,900	Gunze Ltd	58,620
7,258	H & M Hennes & Mauritz AB Class B	124,818
177,800	Harvey Norman Holdings Ltd	413,554
346	Hermes International	752,109
42,700	Honda Motor Co Ltd	1,293,548
2,600	Hornbach Holding AG & Co KGaA	205,104
1,300	Hoshizaki Corp	46,673
6,400	HUGO BOSS AG	500,234
51,700	IDOM Inc	315,672
1,700	Iida Group Holdings Co Ltd	28,728
632	IMCD NV	90,952
11,911	Industria de Diseno Textil SA	462,003
1,923	InterContinental Hotels Group PLC	132,882
53,600	Isuzu Motors Ltd	650,234
27,700	ITOCHU Corp	1,100,287
1,400	Japan Airlines Co Ltd	30,357
32,300	Jardine Cycle & Carriage Ltd	832,888
23,900	JB Hi-Fi Ltd	699,476
27,421	JD Sports Fashion PLC	50,920
3,400	Kaufman & Broad SA	100,547
813	Kering SA	448,939
6,700	Kindred Group PLC	71,297
247,057	Kingfisher PLC	727,823
3,400	Kohnan Shoji Co Ltd	82,783
2,300	Koito Manufacturing Co Ltd	41,738
18,800	Komeri Co Ltd	383,297
1,192	La Francaise des Jeux SAEM(a)	46,916
25,480	Lottery Corp Ltd	87,352
3,023	LVMH Moet Hennessy Louis Vuitton SE	2,850,431
16,700	Marubeni Corp	284,635
1,200	MatsukiyoCocokara & Co	67,405
6,400	Mazda Motor Corp	61,851
900	McDonald's Holdings Co Japan Ltd	34,991
24,446	Mercedes-Benz Group AG	1,967,695
27,500	Mitsubishi Corp	1,329,540
32,600	Mitsui & Co Ltd	1,233,839
2,254	Moncler SpA	155,950
1,363	Next PLC	119,482
2,400	NGK Insulators Ltd	28,674
11,400	Nintendo Co Ltd	519,707

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
25,600	Nissan Motor Co Ltd	$ 105,066
45,900	Nisshinbo Holdings Inc	380,646
19,700	Niterra Co Ltd	395,253
800	Nitori Holdings Co Ltd	89,835
15,400	Okamura Corp	204,442
900	Open House Group Co Ltd	32,491
12,000	Oriental Land Co Ltd	467,832
4,200	Pan Pacific International Holdings Corp	75,221
24,200	Panasonic Holdings Corp	296,739
8,629	Pandora A/S	771,274
3,256	Persimmon PLC	42,404
77,900	Piaggio & C SpA	323,234
80,000	Pirelli & C SpA(a)(b)	395,493
1,199	Puma SE	72,252
94,116	Qantas Airways Ltd(b)	390,029
60	Rational AG	43,446
68,600	Redrow PLC	384,955
2,377	Reece Ltd	29,611
2,031	Renault SA	85,695
26,800	Rexel SA	662,335
27,600	Sands China Ltd(b)	94,522
247	SEB SA	25,543
4,100	Sekisui Chemical Co Ltd	59,233
6,900	Sekisui House Ltd	139,377
2,500	Sharp Corp(b)	14,019
800	Shimano Inc	133,926
14,900	Singapore Airlines Ltd	70,994
950	Sodexo SA	104,612
13,800	Sony Group Corp	1,245,729
46,360	Stellantis NV	815,809
26,900	Subaru Corp	506,629
12,400	Sumitomo Corp	263,066
7,900	Sumitomo Electric Industries Ltd	96,792
16,500	Sumitomo Forestry Co Ltd	400,776
52,500	Super Retail Group Ltd	401,694
4,100	Suzuki Motor Corp	148,677
2,455	Swatch Group AG	566,839
39,162	Taylor Wimpey PLC	51,136
9,300	Teijin Ltd	93,298
1,200	Toho Co Ltd	45,707
21,100	Toyota Boshoku Corp	377,662
1,600	Toyota Industries Corp	114,631
116,100	Toyota Motor Corp	1,865,970
2,300	Toyota Tsusho Corp	114,945
9,146	Universal Music Group NV	203,177
2,200	USS Co Ltd	36,423
2,356	Valeo	50,629
13,900	Valor Holdings Co Ltd	193,013
218,600	Viva Energy Group Ltd(a)	439,306
303	Volkswagen AG	50,646
2,287	Volvo AB Class A	48,744
71,576	Volvo AB Class B	1,481,267
6,233	Volvo Car AB Class B(b)	24,799
62,800	VTech Holdings Ltd	412,433
1,200	Welcia Holdings Co Ltd	24,995
12,387	Wesfarmers Ltd	408,392
2,234	Whitbread PLC	96,138
Shares		Fair Value
Consumer, Cyclical — (continued)
1,600	Yamaha Corp	$ 61,633
16,500	Yamaha Motor Co Ltd	474,345
17,100	Yokohama Rubber Co Ltd	375,676
231,000	Yue Yuen Industrial Holdings Ltd	302,412
2,565	Zalando SE(a)(b)	73,973
		48,561,664
Consumer, Non-Cyclical — 23.76%
4,560	Adecco Group AG	149,346
1,337	Adyen NV(a)(b)	2,315,246
7,200	Aeon Co Ltd	147,431
5,000	Ajinomoto Co Inc	199,184
25,458	Alcon Inc	2,112,056
29,919	Amadeus IT Group SA(b)	2,278,349
1,394	Amplifon SpA	51,132
9,485	Anheuser-Busch InBev SA	537,587
9,500	Arcs Co Ltd	162,429
612	Argenx SE(b)	238,678
5,200	Asahi Group Holdings Ltd	201,759
87,500	Asahi Intecc Co Ltd	1,604,569
4,789	Ashtead Group PLC	331,904
27,008	Associated British Foods PLC	683,750
19,800	Astellas Pharma Inc	294,871
16,959	AstraZeneca PLC	2,430,719
18,100	Austevoll Seafood ASA	125,022
398	Bachem Holding AG	34,752
40	Barry Callebaut AG	77,283
24,827	Bayer AG	1,374,304
1,134	Beiersdorf AG	150,169
467	BioMerieux	49,034
15,255	Brambles Ltd	146,686
30,393	British American Tobacco PLC	1,009,629
19,200	Budweiser Brewing Co APAC Ltd(a)	49,683
3,300	Bureau Veritas SA	90,536
413	Carl Zeiss Meditec AG	44,664
1,066	Carlsberg AS Class B	170,700
23,836	Carrefour SA	451,711
21	Chocoladefabriken Lindt & Spruengli AG	264,033
7,500	Chugai Pharmaceutical Co Ltd	213,593
129,500	CK Hutchison Holdings Ltd	790,383
92,300	Cloetta AB Class B	167,927
8,072	Coca-Cola Europacific Partners PLC	520,079
25,944	Coca-Cola HBC AG	773,578
11,198	Cochlear Ltd	1,715,628
14,393	Coles Group Ltd	176,730
1,291	Coloplast A/S Class B	161,551
14,767	CSL Ltd	2,734,541
2,300	Dai Nippon Printing Co Ltd	65,333
40,200	Daiichi Sankyo Co Ltd	1,118,455
7,011	Danone SA	429,659
5,678	Davide Campari-Milano NV	78,693
1,063	Demant A/S(b)	44,994
24,619	Diageo PLC	1,058,241
245	DiaSorin SpA	25,521

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,835	EBOS Group Ltd	$ 41,461
2,682	Edenred	179,652
2,800	Eisai Co Ltd	189,767
56,800	Elders Ltd	249,539
16,050	Endeavour Group Ltd	67,550
3,178	EssilorLuxottica SA	599,278
6,563	Essity AB Class B	174,784
1,475	Eurofins Scientific SE	93,733
90,000	Evotec SE(b)	2,027,391
54,036	Experian PLC	2,073,273
309,800	First Resources Ltd	319,619
6,318	Fisher & Paykel Healthcare Corp Ltd	95,135
2,225	Fresenius Medical Care AG & Co KGaA	106,335
7,704	Fresenius SE & Co KGaA	213,685
4,000	FUJIFILM Holdings Corp	238,333
5,422	Genmab A/S(b)	2,054,709
2,420	Getinge AB Class B	42,456
500	GMO Payment Gateway Inc	39,220
3,397	Grifols SA(b)	43,580
140,112	GSK PLC	2,482,791
55,776	Haleon PLC	228,896
1,230	Heineken Holding NV	107,037
2,831	Heineken NV	291,131
5,700	Heiwado Co Ltd	85,210
1,889	HelloFresh SE(b)	46,720
1,194	Henkel AG & Co KGaA	84,051
17,360	Hikma Pharmaceuticals PLC	417,655
3,043	IDP Education Ltd	45,063
27,276	Imperial Brands PLC	603,567
1,780	Intertek Group PLC	96,468
3,423	Ipsen SA	412,049
77,000	Itoham Yonekyu Holdings Inc	387,473
224,976	J Sainsbury PLC	768,791
13,200	Japan Tobacco Inc	289,159
1,505	JDE Peet's NV	44,768
3,052	Jeronimo Martins SGPS SA	84,078
20,200	Kanamoto Co Ltd	308,158
5,100	Kao Corp	185,079
1,727	Kerry Group PLC Class A	168,561
2,788	Kesko OYJ Class B	52,504
1,400	Kikkoman Corp	79,952
8,600	Kirin Holdings Co Ltd	125,583
500	Kobayashi Pharmaceutical Co Ltd	27,187
1,700	Kobe Bussan Co Ltd	44,124
46,455	Koninklijke Ahold Delhaize NV	1,583,795
10,164	Koninklijke Philips NV(b)	220,231
300	Kose Corp	28,839
2,900	Kyowa Kirin Co Ltd	53,752
2,598	Lifco AB Class B	56,579
814	Lonza Group AG	486,538
14,200	Loomis AB	414,677
2,630	L'Oreal SA	1,226,835
153,600	Marks & Spencer Group PLC(b)	376,411
30,495	Medibank Pvt Ltd	71,632
46,500	Medipal Holdings Corp	760,335
2,600	MEIJI Holdings Co Ltd	58,060
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,420	Merck KGaA	$ 235,053
21,600	Metcash Ltd	54,222
31,226	Mowi ASA	495,433
30,090	Nestle SA	3,619,574
6,172	Nexi SpA(a)(b)	48,424
600	Nippon Shinyaku Co Ltd	24,548
2,000	Nisshin Seifun Group Inc	24,722
600	Nissin Foods Holdings Co Ltd	49,611
78,100	Nissui Corp	350,762
305	NMC Health PLC(b)(c)	19
54,881	Novartis AG	5,505,327
18,120	Novo Nordisk A/S Class B	2,927,102
6,697	Ocado Group PLC(b)	48,445
12,900	Olympus Corp	204,147
10,700	Ono Pharmaceutical Co Ltd	193,065
1,211	Orion OYJ Class B	50,258
43,518	Orkla ASA	312,913
16,300	Otsuka Holdings Co Ltd	597,911
2,254	Pernod Ricard SA	498,078
1,700	Persol Holdings Co Ltd	30,766
2,418	QIAGEN NV(b)	108,689
89,900	QinetiQ Group PLC	404,973
1,912	Ramsay Health Care Ltd	71,834
7,154	Randstad NV	377,301
7,820	Reckitt Benckiser Group PLC	587,482
1,109	Recordati Industria Chimica e Farmaceutica SpA	52,980
15,800	Recruit Holdings Co Ltd	504,262
107,600	Redde Northgate PLC	511,763
20,777	RELX PLC	692,873
271	Remy Cointreau SA	43,501
27,709	Rentokil Initial PLC	216,579
9,132	Roche Holding AG	2,797,799
784	Salmar ASA	31,594
28,191	Sanofi	3,034,932
316	Sartorius Stedim Biotech	78,922
7,500	Scandinavian Tobacco Group A/S(a)	124,926
2,300	Secom Co Ltd	155,661
17,067	Securitas AB Class B	140,184
8,200	Seven & i Holdings Co Ltd	354,258
1,636	SGS SA	154,767
18,500	Shionogi & Co Ltd	780,320
4,300	Shiseido Co Ltd	194,918
3,042	Siemens Healthineers AG(a)	172,407
9,759	Smith & Nephew PLC	157,383
2,800	Societe BIC SA	160,497
174,000	Sonae SGPS SA(b)	171,067
4,779	Sonic Healthcare Ltd	113,653
570	Sonova Holding AG	152,097
1,251	Straumann Holding AG	203,420
26,600	Suedzucker AG	473,980
1,600	Suntory Beverage & Food Ltd	58,003
1,988	Swedish Orphan Biovitrum AB(b)	38,856
1,900	Sysmex Corp	130,144
17,200	Takeda Pharmaceutical Co Ltd	540,468
7,500	Terumo Corp	238,872
305,318	Tesco PLC	962,754

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,160	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	$ 91,565
2,500	TOPPAN Inc	54,029
33,635	Transurban Group	320,252
8,110	Treasury Wine Estates Ltd	60,818
1,409	UCB SA	124,920
4,500	Unicharm Corp	167,332
27,580	Unilever PLC	1,436,035
178,000	United Laboratories International Holdings Ltd	148,779
1,041,943	WH Group Ltd(a)	554,912
22,600	Wilmar International Ltd	55,781
7,061	Wise PLC Class A(b)	59,002
13,306	Woolworths Group Ltd	352,560
2,591	Worldline SA(a)(b)	94,883
1,400	Yakult Honsha Co Ltd	88,545
		83,379,273
Diversified — 0.03%
1,800	Jardine Matheson Holdings Ltd	80,288
4,500	Swire Pacific Ltd Class A	34,572
		114,860
Energy — 4.67%
3,657	Aker BP ASA	85,798
2,434	Ampol Ltd	48,623
13,212	APA Group	85,481
86,300	Beach Energy Ltd	77,808
344,004	BP PLC	2,002,707
731	Corp ACCIONA Energias Renovables SA	24,456
1,024	DCC PLC(b)	57,271
146,500	ENEOS Holdings Inc	503,553
69,548	Eni SpA	1,001,243
23,602	Equinor ASA	687,264
5,202	Galp Energia SGPS SA	60,790
2,500	Idemitsu Kosan Co Ltd	50,163
10,900	Inpex Corp	119,752
4,529	Neste OYJ	174,382
104,700	New Hope Corp Ltd	339,176
12,329	OMV AG	523,518
74,437	Repsol SA	1,082,614
21,400	Rubis SCA	519,870
36,049	Santos Ltd	180,371
437,589	Seatrium Ltd(b)	40,586
146,468	Shell PLC	4,368,464
56,531	TotalEnergies SE	3,245,149
11,026	Vestas Wind Systems A/S(b)	293,152
74,600	Whitehaven Coal Ltd	334,421
20,731	Woodside Energy Group Ltd	479,542
		16,386,154
Financial — 19.57%
50,354	3i Group PLC	1,247,805
41,893	ABN AMRO Bank NV(a)	651,155
22,001	abrdn PLC	61,069
Shares		Fair Value
Financial — (continued)
2,393	Admiral Group PLC	$ 63,345
92,722	Aegon NV	470,693
1,788	AerCap Holdings NV(b)	113,574
9,413	Ageas SA	381,597
127,200	AIA Group Ltd	1,291,907
15,030	AIB Group PLC	63,255
5,604	Allianz SE	1,305,308
744	Amundi SA(a)	43,955
74,393	ANZ Group Holdings Ltd	1,177,628
7,200	ASR Nederland NV	324,746
11,136	Assicurazioni Generali SpA	226,462
2,137	ASX Ltd	89,932
66,224	Aviva PLC	333,106
42,832	AXA SA	1,265,745
442	Azrieli Group Ltd	24,971
2,680	Baloise Holding AG	394,207
152,142	Banco Bilbao Vizcaya Argentaria SA	1,168,865
336,259	Banco Santander SA	1,244,880
14,220	Bank Hapoalim BM	117,267
17,131	Bank Leumi Le-Israel BM	128,373
57,393	Bank of Ireland Group PLC	547,958
360	Banque Cantonale Vaudoise	38,025
169,761	Barclays PLC	331,601
8,300	BAWAG Group AG(a)	382,649
28,630	BNP Paribas SA	1,806,728
39,500	BOC Hong Kong Holdings Ltd	121,001
10,149	British Land Co PLC REIT	39,125
44,376	CaixaBank SA	183,820
35,500	CapitaLand Ascendas REIT	71,652
59,777	CapitaLand Integrated Commercial Trust REIT(b)	76,635
28,200	Capitaland Investment Ltd	69,286
5,500	Chiba Bank Ltd	33,353
21,500	CK Asset Holdings Ltd	119,470
11,851	Commerzbank AG	131,379
18,436	Commonwealth Bank of Australia	1,234,234
12,700	Concordia Financial Group Ltd	49,655
497	Covivio SA REIT	23,478
47,114	Credit Agricole SA	559,426
25,100	Credit Saison Co Ltd	386,003
10,500	Dai-ichi Life Holdings Inc	199,709
600	Daito Trust Construction Co Ltd	60,783
26	Daiwa House Investment Corp REIT	49,851
15,000	Daiwa Securities Group Inc	77,295
26,332	Danske Bank A/S(b)	641,353
30,700	DBS Group Holdings Ltd	702,919
61,140	Deutsche Bank AG	642,752
11,075	Deutsche Boerse AG	2,044,611
12,455	Dexus REIT	64,864
32,229	DNB Bank ASA	602,705
3,715	EQT AB	71,520
15,821	Erste Group Bank AG	554,968
21,200	ESR Group Ltd(a)	36,512
518	Eurazeo SE	36,470
953	Euronext NV(a)	64,818

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,176	EXOR NV	$ 104,987
6,576	Fastighets AB Balder Class B(b)	24,079
6,732	FinecoBank Banca Fineco SpA	90,617
600	Futu Holdings Ltd ADR(b)(d)	23,844
472	Gecina SA REIT	50,352
2,047	Gjensidige Forsikring ASA(b)	32,793
50	GLP J-REIT	49,317
18,535	Goodman Group REIT	249,164
22,588	GPT Group REIT	62,503
1,101	Groupe Bruxelles Lambert NV	86,796
134,400	Gunma Bank Ltd	493,038
20,000	Hang Lung Properties Ltd	30,949
8,200	Hang Seng Bank Ltd	116,896
666	Hannover Rueck SE	141,391
4,315	Hargreaves Lansdown PLC	44,720
157,800	Helia Group Ltd	364,144
4,487	Helvetia Holding AG	608,143
17,000	Henderson Land Development Co Ltd	50,626
13,200	Hong Kong Exchanges & Clearing Ltd	500,135
11,700	Hongkong Land Holdings Ltd	45,162
339,242	HSBC Holdings PLC	2,685,640
4,700	Hulic Co Ltd	40,272
1,278	Industrivarden AB Class A	35,444
1,677	Industrivarden AB Class C	46,276
76,821	ING Groep NV	1,035,672
27,134	Insurance Australia Group Ltd	103,188
120,000	Intermediate Capital Group PLC	2,102,694
176,235	Intesa Sanpaolo SpA	462,045
58,800	Investec PLC	329,098
4,711	Investor AB Class A	94,283
18,899	Investor AB Class B	378,076
13,706	Israel Discount Bank Ltd Class A	68,473
10,500	Jaccs Co Ltd	367,304
5,700	Japan Exchange Group Inc	99,741
80	Japan Metropolitan Fund Invest REIT	53,527
16,500	Japan Post Bank Co Ltd	128,671
105,400	Japan Post Holdings Co Ltd	757,536
2,200	Japan Post Insurance Co Ltd	33,064
13	Japan Real Estate Investment Corp REIT	49,472
7,297	Julius Baer Group Ltd	460,496
2,803	KBC Group NV	195,652
126,000	Kerry Properties Ltd	262,129
2,371	Kinnevik AB Class B(b)	32,889
2,310	Klepierre SA REIT	57,390
756	L E Lundbergforetagen AB Class B	32,194
7,474	Land Securities Group PLC REIT	54,630
843	LEG Immobilien SE(b)	48,640
181,396	Legal & General Group PLC	524,966
27,467	Link REIT	152,912
1,535,676	Lloyds Banking Group PLC	851,204
Shares		Fair Value
Financial — (continued)
4,385	London Stock Exchange Group PLC	$ 466,600
23,817	M&G PLC	57,948
19,009	Macquarie Group Ltd	2,261,845
230,800	Mapfre SA	458,837
36,606	Mapletree Logistics Trust REIT	44,028
28,800	Mapletree Pan Asia Commercial Trust REIT	26,467
46,100	McMillan Shakespeare Ltd	556,021
39,098	Mediobanca Banca di Credito Finanziario SpA(b)	468,102
47,300	Mercialys SA REIT	427,447
45,199	Mirvac Group REIT	68,255
12,000	Mitsubishi Estate Co Ltd	142,564
126,000	Mitsubishi HC Capital Inc	748,113
210,000	Mitsubishi UFJ Financial Group Inc	1,547,926
10,000	Mitsui Fudosan Co Ltd	199,314
1,608	Mizrahi Tefahot Bank Ltd	53,771
65,200	Mizuho Financial Group Inc	996,613
4,700	MS&AD Insurance Group Holdings Inc	166,438
1,530	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	574,383
34,271	National Australia Bank Ltd	602,755
193,426	NatWest Group PLC	590,961
16,000	New World Development Co Ltd	39,545
16	Nippon Building Fund Inc REIT	62,915
25	Nippon Prologis Inc REIT	50,245
13,705	NN Group NV	507,328
32,600	Nomura Holdings Inc	124,288
1,400	Nomura Real Estate Holdings Inc	33,284
48	Nomura Real Estate Master Fund Inc REIT	55,362
84,925	Nordea Bank Abp	925,061
50,800	ORIX Corp	926,399
37,000	Oversea-Chinese Banking Corp Ltd	326,582
250	Partners Group Holding AG	235,710
8,002	Phoenix Group Holdings PLC	54,121
30,062	Prudential PLC	424,387
16,139	QBE Insurance Group Ltd	168,505
544	REA Group Ltd	52,259
24,200	Resona Holdings Inc	115,869
9,300	Ricoh Leasing Co Ltd	271,952
2,176	Sagax AB Class B	43,031
5,072	Sampo OYJ Class A	227,797
2,600	SBI Holdings Inc	50,143
56,031	Scentre Group REIT	99,092
8,425	Schroders PLC	46,863
13,472	Segro PLC REIT	122,828
5,300	Shizuoka Financial Group Inc	38,290
9,900	Singapore Exchange Ltd	61,954
38,778	Sino Land Co Ltd	47,740
18,008	Skandinaviska Enskilda Banken AB Class A	199,173
17,466	Societe Generale SA	454,226

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
169	Sofina SA	$ 35,037
3,400	Sompo Holdings Inc	152,555
6,179	St James's Place PLC	85,414
83,037	Standard Chartered PLC	722,220
151,942	Stockland REIT	408,464
25,600	Sumitomo Mitsui Financial Group Inc	1,097,202
3,600	Sumitomo Mitsui Trust Holdings Inc	127,712
3,000	Sumitomo Realty & Development Co Ltd	74,343
15,500	Sun Hung Kai Properties Ltd	195,836
14,112	Suncorp Group Ltd	126,800
62,621	Svenska Handelsbanken AB Class A	524,279
35,771	Swedbank AB Class A	603,676
14,200	Swire Properties Ltd	34,987
2,243	Swiss Life Holding AG	1,313,696
836	Swiss Prime Site AG	72,620
3,293	Swiss Re AG	331,812
5,500	Sydbank AS	254,307
5,200	T&D Holdings Inc	76,262
649	Talanx AG	37,260
19,600	Tokio Marine Holdings Inc	451,850
4,014	Tryg A/S	86,927
118,111	UBS Group AG	2,393,953
1,321	Unibail-Rodamco-Westfield REIT(b)	69,675
48,131	UniCredit SpA	1,119,221
43,100	UnipolSai Assicurazioni SpA	106,870
50,300	United Overseas Bank Ltd	1,033,413
5,600	UOL Group Ltd	26,691
1,400	Valiant Holding AG	145,964
40,577	Vicinity Ltd REIT	49,971
8,006	Vonovia SE	156,355
1,671	Warehouses De Pauw CVA REIT	45,890
2,696	Washington H Soul Pattinson & Co Ltd	57,234
335	Wendel SE	34,407
38,314	Westpac Banking Corp	545,540
19,000	Wharf Real Estate Investment Co Ltd	95,330
1,642	Zurich Insurance Group AG	781,081
		68,657,878
Industrial — 14.43%
17,164	ABB Ltd	675,246
262	Acciona SA	44,485
2,313	ACS Actividades de Construccion y Servicios SA	81,334
833	Aena SME SA(a)	134,819
337	Aeroports de Paris	48,424
11,100	AGC Inc	399,333
6,474	Airbus SE	936,025
3,079	Alfa Laval AB	112,315
3,524	Alstom SA	105,194
32	AP Moller - Maersk A/S Class A	55,798
Shares		Fair Value
Industrial — (continued)
54	AP Moller - Maersk A/S Class B	$ 94,945
10,961	Assa Abloy AB Class B	263,469
29,329	Atlas Copco AB Class A	423,419
17,180	Atlas Copco AB Class B	214,209
13,273	Auckland International Airport Ltd(b)	69,756
20,576	Aurizon Holdings Ltd	53,831
44,400	Austal Ltd	70,299
1,200	Azbil Corp	37,980
33,340	BAE Systems PLC	393,036
86,000	Balfour Beatty PLC	372,004
4,260	Beijer Ref AB	54,415
3,600	Bekaert SA	163,161
11,400	Bilfinger SE	443,470
24,461	Bouygues SA	821,730
19,700	bpost SA	86,553
20,100	Brother Industries Ltd	294,195
1,600	Bucher Industries AG	708,062
6,900	Cargotec OYJ Class B	379,705
6,190	Cellnex Telecom SA(a)	250,100
1,500	Central Japan Railway Co	187,937
15,600	Cia de Distribucion Integral Logista Holdings SA	420,676
19,851	Cie de Saint-Gobain(b)	1,208,659
6,000	CK Infrastructure Holdings Ltd	31,824
45,611	CNH Industrial NV	657,831
8,085	CRH PLC	446,029
7,700	D/S Norden A/S	384,483
3,500	Daifuku Co Ltd	72,085
2,900	Daikin Industries Ltd	594,225
261	Dassault Aviation SA	52,292
8,100	Dfds A/S	295,136
19,090	DHL Group	932,783
81,000	DS Smith PLC	280,188
10,533	DSV A/S	2,212,368
3,300	East Japan Railway Co	182,996
846	Eiffage SA	88,330
283	Elbit Systems Ltd	59,236
7,276	Epiroc AB Class A	137,821
4,347	Epiroc AB Class B	70,358
10,500	FANUC Corp	368,609
5,486	Ferrovial SE	173,424
400	Forbo Holding AG	574,404
1,300	Fuji Electric Co Ltd	57,233
62,700	Fujikura Ltd	526,443
1,606	GEA Group AG	67,237
378	Geberit AG	198,104
4,124	Getlink SE	70,182
4,305	Halma PLC	124,555
2,400	Hankyu Hanshin Holdings Inc	79,354
9,112	Heidelberg Materials AG	749,360
22,670	Hexagon AB Class B	278,848
300	Hirose Electric Co Ltd	39,940
1,200	Hitachi Construction Machinery Co Ltd	33,741
10,300	Hitachi Ltd	640,418
24,753	Holcim AG	1,668,532
26,500	Hosiden Corp	332,211

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
3,800	Hoya Corp	$ 454,732
5,015	Husqvarna AB Class B	45,504
1,200	Ibiden Co Ltd	68,277
3,107	Indutrade AB	70,127
3,780	Infrastrutture Wireless Italiane SpA(a)	49,897
466	Interroll Holding AG	1,442,181
1,856	Investment AB Latour Class B	36,847
4,993	James Hardie Industries PLC(b)	133,193
8,200	Japan Aviation Electronics Industry Ltd	171,631
1,800	JSR Corp	51,725
10,600	Jungheinrich AG	388,591
10,900	Kaga Electronics Co Ltd	485,177
4,900	Kajima Corp	73,983
1,600	Kawasaki Kisen Kaisha Ltd	39,232
1,100	Keio Corp	34,602
1,500	Keisei Electric Railway Co Ltd	62,174
16,300	Keppel Corp Ltd	81,121
2,100	Keyence Corp	997,829
1,652	Kingspan Group PLC	109,964
2,100	Kintetsu Group Holdings Co Ltd	72,728
750	Knorr-Bremse AG	57,333
10,200	Komatsu Ltd	275,890
3,778	Kone OYJ Class B	197,381
10,200	Konecranes OYJ	410,807
1,065	Kongsberg Gruppen ASA	48,409
10,800	Kubota Corp	158,100
591	Kuehne + Nagel International AG	175,070
15,500	Kumagai Gumi Co Ltd	331,741
1,200	Kurita Water Industries Ltd	46,071
3,500	Kyocera Corp	190,267
2,914	Legrand SA	289,081
7,625	Lendlease Corp Ltd	39,562
29,000	Leonardo SpA	329,292
3,400	Lixil Corp	43,276
2,400	Makita Corp	67,839
57,800	Metsa Board OYJ Class B	426,414
7,564	Metso OYJ	91,273
4,100	MINEBEA MITSUMI Inc	77,763
3,300	MISUMI Group Inc	66,439
21,200	Mitsubishi Electric Corp	299,701
3,400	Mitsubishi Heavy Industries Ltd	158,798
3,900	Mitsui OSK Lines Ltd	93,831
17,000	MTR Corp Ltd	78,261
7,085	MTU Aero Engines AG	1,837,635
6,300	Murata Manufacturing Co Ltd	361,878
16,437	Nibe Industrier AB Class B	156,289
4,500	Nidec Corp	247,974
7,400	Nippon Express Holdings Inc	417,421
5,200	Nippon Yusen KK	115,485
6,700	Obayashi Corp	57,944
3,000	Odakyu Electric Railway Co Ltd	40,199
1,900	Omron Corp	116,663
4,708	Orica Ltd	46,641
3,000	Per Aarsleff Holding A/S	147,505
Shares		Fair Value
Industrial — (continued)
5,490	Poste Italiane SpA(a)	$ 59,473
2,716	Prysmian SpA	113,593
485	Rheinmetall AG	132,867
95	ROCKWOOL A/S Class B	24,568
90,057	Rolls-Royce Holdings PLC(b)	173,123
175,000	RS Group PLC	1,692,841
945	Saab AB Class B	51,159
3,733	Safran SA	584,999
11,716	Sandvik AB	228,745
5,200	Sankyu Inc	172,112
702	Schindler Holding AG	162,303
5,924	Schneider Electric SE	1,076,256
19,400	Seino Holdings Co Ltd	276,233
3,700	SG Holdings Co Ltd	52,778
2,700	Shimadzu Corp	83,453
6,600	Shimizu Corp	41,787
8,298	Siemens AG	1,383,287
5,869	Siemens Energy AG(b)	103,775
63,379	SIG Group AG	1,750,954
8,200	Signify NV(a)	229,879
8,094	Sika AG	2,318,127
16,800	Singapore Technologies Engineering Ltd	45,842
14,000	SITC International Holdings Co Ltd	25,636
26,175	Skanska AB Class B	367,248
38,456	SKF AB Class B	670,115
600	SMC Corp	333,457
4,069	Smiths Group PLC	85,105
788	Spirax-Sarco Engineering PLC	103,812
6,406	Stora Enso OYJ Class R	74,322
16,200	Sumitomo Heavy Industries Ltd	388,012
6,746	Svenska Cellulosa AB SCA Class B	86,113
1,900	Taisei Corp	66,383
4,300	TDK Corp	167,721
15,000	Techtronic Industries Co Ltd	164,034
5,191	Tenaris SA	77,653
1,169	Thales SA	175,150
2,200	Tobu Railway Co Ltd	58,989
6,100	Tokyu Corp	73,571
4,500	Toshiba Corp	141,207
1,400	TOTO Ltd	42,331
5,100	Tsubakimoto Chain Co	130,182
303	VAT Group AG(a)	125,507
3,000	Venture Corp Ltd	32,753
11,100	Verallia SA(a)	416,941
5,803	Vinci SA	674,284
4,976	Wartsila OYJ Abp	56,109
2,400	West Japan Railway Co	99,821
16,800	Wienerberger AG	514,260
18,000	Xinyi Glass Holdings Ltd	28,140
3,200	Yamato Holdings Co Ltd	58,003
2,600	Yaskawa Electric Corp	119,868
2,300	Yokogawa Electric Corp	42,576
		50,610,369

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Technology — 6.47%
2,100	Advantest Corp	$ 282,836
518	ASM International NV	219,946
7,112	ASML Holding NV	5,158,549
1,400	BayCurrent Consulting Inc	52,643
821	Bechtle AG	32,604
29,800	Bell System24 Holdings Inc	282,031
11,000	Canon Inc	289,153
2,000	Capcom Co Ltd	79,281
1,801	Capgemini SE	341,007
1,088	Check Point Software Technologies Ltd(b)	136,675
21,000	Computacenter PLC	608,888
6,160	Computershare Ltd	96,133
10,461	CyberArk Software Ltd(b)	1,635,368
7,290	Dassault Systemes SE	323,028
1,000	Disco Corp	158,546
6,005	Embracer Group AB(b)	15,017
1,900	Fujitsu Ltd	246,018
1,600	Hamamatsu Photonics KK	78,549
28,400	Indra Sistemas SA	359,281
26,760	Infineon Technologies AG	1,102,040
1,100	Itochu Techno-Solutions Corp	27,874
90,000	Keywords Studios PLC	2,067,691
13,000	Kinaxis Inc(b)	1,857,634
1,200	Koei Tecmo Holdings Co Ltd	20,786
1,000	Konami Group Corp	52,441
800	Lasertec Corp	120,893
1,842	Logitech International SA	109,940
235	Monday.com Ltd(b)	40,237
2,700	NEC Corp	130,984
681	Nemetschek SE	50,841
4,400	Nexon Co Ltd	84,377
4,300	Nomura Research Institute Ltd	118,798
7,100	NTT Data Group Corp	99,548
700	Obic Co Ltd	112,356
400	Oracle Corp Japan	29,749
1,200	Otsuka Corp	46,742
341,000	PAX Global Technology Ltd	259,473
14,000	Renesas Electronics Corp(b)	264,212
48,300	Ricoh Co Ltd	411,607
900	Rohm Co Ltd	85,252
11,572	Sage Group PLC	135,906
11,402	SAP SE	1,557,601
1,600	SCSK Corp	25,179
34,700	Seiko Epson Corp	541,743
636	SimCorp A/S	67,379
800	Sopra Steria Group SACA	159,717
1,000	Square Enix Holdings Co Ltd	46,528
18,962	STMicroelectronics NV	945,702
3,700	SUMCO Corp	52,493
629	Teleperformance	105,518
747	Temenos AG	59,480
3,800	TietoEVRY OYJ	104,913
2,300	TIS Inc	57,627
4,900	Tokyo Electron Ltd	705,740
7,000	Tokyo Seimitsu Co Ltd	387,607
1,240	Tower Semiconductor Ltd(b)	45,805
1,782	WiseTech Global Ltd	95,584
Shares		Fair Value
Technology — (continued)
1,626	Xero Ltd(b)	$ 130,275
		22,713,825
Utilities — 2.17%
225,100	A2A SpA	411,819
248	BKW AG	43,846
64,878	Centrica PLC	102,255
7,100	Chubu Electric Power Co Inc	86,616
18,000	CLP Holdings Ltd	140,195
44,800	Drax Group PLC	329,884
24,515	E.ON SE	313,165
31,790	EDP - Energias de Portugal SA	155,379
2,646	EDP Renovaveis SA	52,876
309	Elia Group SA	39,260
2,557	Enagas SA	50,254
3,347	Endesa SA	71,919
88,807	Enel SpA	598,776
74,743	Engie SA	1,244,692
4,951	Fortum OYJ(b)	66,257
121,000	Hong Kong & China Gas Co Ltd	104,785
63,562	Iberdrola SA(b)	830,046
116,500	Iren SpA	216,868
8,000	Kansai Electric Power Co Inc	100,371
7,013	Mercury NZ Ltd	28,031
14,715	Meridian Energy Ltd	50,672
40,153	National Grid PLC	532,109
1,348	Naturgy Energy Group SA	40,185
18,508	Origin Energy Ltd	104,025
2,103	Orsted AS(a)	199,369
4,300	Osaka Gas Co Ltd	65,910
15,500	Power Assets Holdings Ltd	81,367
4,697	Redeia Corp SA	78,990
6,904	RWE AG	300,852
2,758	Severn Trent PLC	89,877
22,637	Snam SpA	118,309
11,904	SSE PLC	279,075
15,574	Terna - Rete Elettrica Nazionale	132,834
17,500	Tokyo Electric Power Co Holdings Inc(b)	64,187
4,400	Tokyo Gas Co Ltd	95,997
7,423	United Utilities Group PLC	90,746
7,449	Veolia Environnement SA	235,802
704	Verbund AG	56,479
		7,604,079
TOTAL COMMON STOCK — 96.05% (Cost $331,592,704)		$336,976,212
PREFERRED STOCK
Consumer, Cyclical — 0.48%
665	Bayerische Motoren Werke AG	75,780
1,275	Dr Ing hc F Porsche AG(a)	158,392
2,966	Porsche Automobil Holding SE	178,760
50,800	Schaeffler AG	313,575

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
7,151	Volkswagen AG	$ 961,617
		1,688,124
Consumer, Non-Cyclical — 0.04%
1,896	Henkel AG & Co KGaA	151,635
Industrial — 0.03%
289	Sartorius AG	100,127
TOTAL PREFERRED STOCK — 0.55% (Cost $2,182,062)		$ 1,939,886
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.00%(e)
$24,027	Undivided interest of 0.03% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $24,027 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(f)	24,027
TOTAL SHORT TERM INVESTMENTS — 0.00%(e) (Cost $24,027)		$ 24,027
TOTAL INVESTMENTS — 96.60% (Cost $333,798,793)		$338,940,125
OTHER ASSETS & LIABILITIES, NET — 3.40%		$ 11,915,557
TOTAL NET ASSETS — 100.00%		$350,855,682
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	All or a portion of the security is on loan at June 30, 2023.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	98	USD	10,562	Sep 2023	$105,563
				Net Appreciation	$105,563
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	5,786	AUD	8,737	08/21/2023	$(43)
CIT	USD	1,514	AUD	2,286	08/25/2023	(11)
CIT	USD	1,451	AUD	2,191	08/30/2023	(11)
CIT	USD	4,696	AUD	7,089	08/31/2023	(35)
CIT	USD	1,962	AUD	2,962	09/13/2023	(15)
CIT	USD	120,106	CHF	107,523	07/13/2023	(200)
CIT	USD	25,471	EUR	23,333	07/03/2023	6
CIT	USD	101,466	EUR	92,543	07/13/2023	410
CIT	USD	2,260	GBP	1,790	08/04/2023	(14)
CIT	USD	31,050	JPY	4,068,525	07/05/2023	2,830
CIT	USD	3,760	JPY	540,600	08/01/2023	(7)
CIT	USD	1,710	JPY	244,800	08/30/2023	(3)
CIT	USD	17,642	JPY	2,573,545	09/01/2023	(375)
CIT	USD	3,012	JPY	430,695	09/05/2023	(6)
CIT	USD	1,311	JPY	187,425	09/08/2023	(2)
CIT	USD	2,312	JPY	330,267	09/11/2023	(4)
CIT	USD	1,095	JPY	156,400	09/15/2023	(2)
MEL	USD	12,706	AUD	18,979	07/03/2023	61
MEL	USD	22,554	AUD	33,440	07/05/2023	274
MEL	USD	10,786	EUR	9,886	07/05/2023	(5)
MEL	USD	2,209	EUR	2,025	07/06/2023	(1)
MEL	USD	11,630	EUR	10,807	08/04/2023	(185)
MEL	USD	2,048	GBP	1,653	07/03/2023	(51)
MEL	USD	2,947	GBP	2,360	07/07/2023	(50)
MEL	USD	6,616	GBP	5,300	07/13/2023	(115)
MEL	USD	3,034	GBP	2,428	07/27/2023	(50)
MEL	USD	3,742	GBP	2,942	07/28/2023	5
MEL	USD	2,620	GBP	2,060	08/01/2023	4
MEL	USD	15,726	GBP	12,682	08/09/2023	(382)
MEL	USD	2,775	HKD	21,735	07/07/2023	1
MEL	USD	4,587	HKD	35,945	07/14/2023	(1)
MEL	USD	3,776	HKD	29,541	08/01/2023	3
MEL	USD	22,563	JPY	3,000,000	08/24/2023	1,586
					Net Appreciation	$3,612
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar
Counterparty Abbreviations
CIT	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Summary of Investments by Country as of June 30, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 66,893,322	19.74%
United Kingdom	45,398,886	13.39
Switzerland	39,273,968	11.59
France	33,667,368	9.93
Germany	31,964,121	9.43
Australia	25,139,623	7.42
Netherlands	16,676,682	4.92
Denmark	11,197,269	3.30
Spain	9,840,913	2.90
Sweden	9,418,139	2.78
Italy	7,120,578	2.10
Hong Kong	6,746,751	1.99
Ireland	6,261,583	1.85
Israel	5,036,160	1.49
Singapore	4,457,079	1.32
Finland	4,110,875	1.21
Canada	3,408,034	1.01
Norway	3,288,899	0.97
Belgium	2,418,733	0.71
Austria	2,080,137	0.61
Uruguay	1,895,360	0.56
Portugal	876,352	0.26
New Zealand	440,614	0.13
Jordan	417,655	0.12
South Africa	329,098	0.10
Luxembourg	315,228	0.09
Macau	94,522	0.03
Chile	76,833	0.02
Malta	71,297	0.02
United States	24,027	0.01
United Arab Emirates	19	0.00
Total	$338,940,125	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value (including $23,606 of securities on loan)(a)	$338,916,098
Repurchase agreements, fair value(b)	24,027
Cash	16,308,294
Cash denominated in foreign currencies, fair value(c)	702,492
Cash pledged on futures contracts	524,525
Dividends receivable	1,308,388
Subscriptions receivable	2,635,815
Receivable for investments sold	2,195,968
Variation margin on futures contracts	112,725
Unrealized appreciation on forward foreign currency contracts	5,180
Total Assets	362,733,512
LIABILITIES:
Payable for director fees	7,340
Payable for investments purchased	11,125,826
Payable for other accrued fees	223,004
Payable for shareholder services fees	89,779
Payable to investment adviser	106,384
Payable upon return of securities loaned	24,027
Redemptions payable	299,902
Unrealized depreciation on forward foreign currency contracts	1,568
Total Liabilities	11,877,830
NET ASSETS	$350,855,682
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,669,078
Paid-in capital in excess of par	394,905,099
Undistributed/accumulated deficit	(47,718,495)
NET ASSETS	$350,855,682
NET ASSETS BY CLASS
Investor Class	$342,420,335
Institutional Class	$8,435,347
CAPITAL STOCK:
Authorized
Investor Class	199,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	35,768,527
Institutional Class	922,251
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.57
Institutional Class	$9.15
(a) Cost of investments	$333,774,766
(b) Cost of repurchase agreements	$24,027
(c) Cost of cash denominated in foreign currencies	$685,053
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Core Strategies: International Equity Fund
INVESTMENT INCOME:
Income from securities lending	$998
Dividends	6,125,343
Foreign withholding tax	(894,833)
Total Income	5,231,508
EXPENSES:
Management fees	554,366
Shareholder services fees – Investor Class	351,281
Audit and tax fees	28,861
Custodian fees	188,736
Directors fees	15,001
Legal fees	3,519
Pricing fees	29,656
Registration fees	45,839
Shareholder report fees	38,237
Transfer agent fees	4,357
Other fees	6,343
Total Expenses	1,266,196
Less amount waived by investment adviser	240,834
Net Expenses	1,025,362
NET INVESTMENT INCOME	4,206,146
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(2,676,095)
Net realized gain on futures contracts	506,902
Net Realized Loss	(2,169,193)
Net change in unrealized appreciation on investments and foreign currency translations	16,879,399
Net change in unrealized appreciation on futures contracts	117,732
Net change in unrealized appreciation on forward foreign currency contracts	18,235
Net Change in Unrealized Appreciation	17,015,366
Net Realized and Unrealized Gain	14,846,173
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,052,319
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal years ended December 31, 2022, and April 30, 2022
Empower Core Strategies: International Equity Fund	June 30, 2023	December 31, 2022(a)	April 30, 2022
OPERATIONS:
Net investment income	$4,206,146	$2,702,385	$3,689,100
Net realized loss	(2,169,193)	(46,511,539)	(2,959,252)
Net change in unrealized appreciation (depreciation)	17,015,366	29,122,263	(45,149,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,052,319	(14,686,891)	(44,419,601)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	-	(23,367,161)
Institutional Class	-	-	(599,069)
From return of capital	0	0	(23,966,230)
From net investment income and net realized gains
Investor Class	(3,941,957)	-	(16,863,599)
Institutional Class	(104,439)	-	(194,462)
From Net Investment Income and Net Realized Gains	(4,046,396)	0	(17,058,061)
Total Distributions	(4,046,396)	0	(41,024,291)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	274,781,626	24,169,748	377,075,218
Institutional Class	1,025,211	2,925,868	5,947,572
Shares issued in reinvestment of distributions
Investor Class	3,941,957	-	40,230,760
Institutional Class	104,439	-	793,531
Shares redeemed
Investor Class	(28,226,597)	(205,791,258)	(158,155,516)
Institutional Class	(1,216,359)	(2,121,363)	(2,053,140)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	250,410,277	(180,817,005)	263,838,425
Total Increase (Decrease) in Net Assets	265,416,200	(195,503,896)	178,394,533
NET ASSETS:
Beginning of Period	85,439,482	280,943,378	102,548,845
End of Period	$350,855,682	$85,439,482	$280,943,378
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	29,477,377	2,883,606	33,242,823
Institutional Class	114,708	368,885	569,956
Shares issued in reinvestment of distributions
Investor Class	420,251	-	3,863,279
Institutional Class	11,656	-	80,203
Shares redeemed
Investor Class	(3,010,275)	(24,490,741)	(15,426,016)
Institutional Class	(134,597)	(259,401)	(203,930)
Net Increase (Decrease)	26,879,120	(21,497,651)	22,126,315
(a)	For the period May 1, 2022 to December 31, 2002. The Board of Directors of Empower Funds, Inc. approved a change to the Funds’ fiscal year end from April 30 to December 31, beginning December 31, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
6/30/2023 (Unaudited)	$ 8.75	0.19	0.75	0.94	—	(0.12)	—	(0.12)	$ 9.57	10.74% (d)
12/31/2022 (c)	$ 8.98	0.15	(0.38)	(0.23)	—	—	—	—	$ 8.75	(2.56%) (d)
4/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$ 8.98	(10.82%)
4/30/2021 (e)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (d)
Institutional Class
6/30/2023 (Unaudited)	$ 8.35	0.15	0.77	0.92	—	(0.12)	—	(0.12)	$ 9.15	10.87% (d)
12/31/2022 (c)	$ 8.55	0.13	(0.33)	(0.20)	—	—	—	—	$ 8.35	(2.34%) (d)
4/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$ 8.55	(10.51%)
4/30/2021	$ 8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
4/30/2020	$ 9.85	0.28	(1.47)	(1.19)	(0.00) (f)	(0.41)	—	(0.41)	$ 8.25	(12.88%)
4/30/2019 (g)	$10.00	0.11	(0.19)	(0.08)	—	(0.07)	—	(0.07)	$ 9.85	(0.83%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
06/30/2023 (Unaudited)	$342,420	1.20% (i)	1.00% (i)	4.05% (i)	13% (d)
12/31/2022 (c)	$ 77,674	1.32% (i)	1.00% (i)	2.64% (i)	15% (d)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (e)	$ 98,555	1.41% (i)	1.00% (i)	3.42% (i)	94% (d)
Institutional Class
06/30/2023 (Unaudited)	$ 8,435	1.63% (i)	0.65% (i)	3.43% (i)	13% (d)
12/31/2022 (c)	$ 7,766	1.18% (i)	0.65% (i)	2.48% (i)	15% (d)
04/30/2022	$ 7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$ 3,994	2.10%	0.65%	1.06%	94%
04/30/2020	$ 1,531	1.37%	0.65%	2.91%	26%
04/30/2019 (g)	$ 11,640	2.07% (i)	0.65% (i)	1.39% (i)	29% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Funds’ fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Not annualized for periods less than one full year.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Institutional Class inception date was June 25, 2018.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: International Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital.  The Fund is diversified as defined in the 1940 Act.  The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.  The Board of Directors of Empower Funds, Inc. approved a change to the Funds’ fiscal year end from April 30 to December 31, beginning December 31, 2022.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ —	$ 20,615,717	$ —	$ 20,615,717
Communications	6,033,576	12,298,817	—	18,332,393
Consumer, Cyclical	34,991	48,526,673	—	48,561,664
Consumer, Non-cyclical	1,168,175	82,211,079	19	83,379,273
Diversified	80,288	34,572	—	114,860
Energy	—	16,386,154	—	16,386,154
Financial	466,516	68,191,362	—	68,657,878
Industrial	519,509	50,090,860	—	50,610,369
Technology	5,737,605	16,976,220	—	22,713,825
Utilities	329,884	7,274,195	—	7,604,079
	14,370,544	322,605,649	19	336,976,212
Preferred Stock	—	1,939,886	—	1,939,886
Short Term Investments	—	24,027	—	24,027
Total investments, at fair value:	14,370,544	324,569,562	19	338,940,125
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	5,180	—	5,180
Futures Contracts(a)	105,563	—	—	105,563
Total Assets	$ 14,476,107	$ 324,574,742	$ 19	$ 339,050,868
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,568)	—	(1,568)
Total Liabilities	$ 0	$ (1,568)	$ —	$ (1,568)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2023

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$337,178,153
Gross unrealized appreciation on investments	20,679,015
Gross unrealized depreciation on investments	(18,807,868)
Net unrealized appreciation on investments	$1,871,147
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2023

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 62 long futures contracts and an average of 0 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $675,351 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$105,563 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 5,180	Unrealized depreciation on forward foreign currency contracts	$(1,568)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$506,902	Net change in unrealized appreciation on futures contracts	$117,732
Foreign exchange contracts (forwards)			Net change in unrealized appreciation on forward foreign currency contracts	$ 18,235

Semi-Annual Report - June 30, 2023

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.  At June 30, 2023, the amounts available for recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$263,868	$147,231	$454,669	$240,834	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America, Franklin Templeton Institutional, LLC, and LSV Asset Management (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.020% of the net assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.

Semi-Annual Report - June 30, 2023

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $269,577,318 and $25,793,220, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $23,606 and received collateral as reported on the Statement of Assets and Liabilities of $24,027 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between

Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Core Strategies: International Equity Fund (the “Fund” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Empower Core Strategies: International Equity Fund	Irish Life Investment Managers Limited (“ILIM”)
Franklin Templeton Institutional, LLC ("Franklin")
LSV Asset Management (“LSV”)
(ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of ILIM, Franklin and LSV. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Empower is a wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications, for the one-year period ended December 31, 2022 with respect to the Investor Class, and for the one- and three-year periods ended December 31, 2022 with respect to the Institutional Class. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of its benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, ranking in the second quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for the one-year period ended December 31, 2022, and, as to the Institutional Class, ranking in the third quintile of its performance universe for the three-year period ended December 31, 2022. With respect to performance versus the benchmark index, the Board noted that the annualized returns of the Fund’s Institutional Class exceeded the benchmark for the one-year period ended December 31, 2022, and the Fund approximated or underperformed the benchmark for each other period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and each of ILIM and LSV from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2024.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.

The Board observed that, as to each class, the Fund’s Contractual Management Fee and total annual operating expense ratio were lower than its peer group median contractual management fee and peer group median expense ratio, respectively, with the total annual operating expense ratio ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). Also noted by the Board was that the Contractual Management Fee for the Fund’s Investor Class was the lowest of its peer group. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers, to similar other funds of the Company managed by ECM and the Sub-Advisers and/or standard institutional fee schedules for the relevant investment strategy. The Board noted that ECM does not manage other client accounts in the same investment style as the Fund. For LSV, the Board received information regarding the fees charged to registered investment companies, separately managed account and commingled vehicles with similar investment objectives and policies as LSV’s allocated portion of the Fund, and noted fee schedule differences and where the fee charged to ECM was higher, at particular asset levels, than that charged to certain other comparable clients or engagements. The Board considered LSV’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account, service level requirements, historical pricing arrangements and the number of other client accounts managed, among other things. With respect to Franklin, the Board noted the Sub-Adviser’s statement that there are no direct comparable accounts to the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by ILIM included the fees it charged to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “ILIM Sub-Advised Funds”). The Board also noted ILIM’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services. Taking into account all of the foregoing, the Board noted that the fees charged by the Sub-Advisers to other similar accounts and products, as applicable, appeared to be competitive with the fees charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to be realized by ECM and by ILIM and LSV. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and ILIM and LSV.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Fund in particular, the Board noted that ECM reported a negative margin associated with its management of the Fund.
The Board also noted that ILIM’s profitability was based on its aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund). With respect to Franklin, the Board considered that although the Sub-Adviser did not provide an estimate of profits, since the Sub-Advisory Agreement between ECM and Franklin was negotiated at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the LSV sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. As the Board considered the foregoing, including instances in which the breakpoints in the applicable sub-advisory fee schedule take effect at lower asset levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each of ILIM and Franklin may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted instances in which a Sub-Adviser indicated that the Fund’s performance record forms part of the Sub-Adviser’s overall performance results or a Sub-Adviser otherwise derives a reputational benefit from its relationship to the Fund and, therefore, a Sub-Adviser may gain or enhance its exposure to prospective advisory clients. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and ILIM including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023